LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM DEBT
Schedule of long-term debt

	As at	As at
	December 31,	December 31,
	2025	2024
2020 Notes(i)(ii)	$199,239	$199,092
2018 Notes(i)(ii)	—	348,828
2017 Notes(i)(ii)	—	299,319
2016 Notes(i)(ii)	—	249,695
2015 Note(i)(ii)	—	49,952
Deferred financing costs(iii)	(2,968)	(3,930)
Total debt	$196,271	$1,142,956
Less: current portion	—	90,000
Total long-term debt	$196,271	$1,052,956

Notes:

(i)	Inclusive of unamortized deferred financing costs.
(ii)	The 2020 Notes, 2018 Notes, 2017 Notes, 2016 Notes, and 2015 Note are defined below.
(iii)	Relates to unamortized deferred financing costs on the credit facility

Schedule of finance costs

	Year Ended December 31,
	2025	2024
Interest on Notes	$32,070	$53,229
Interest on Term Loan Facility	—	32,712
Interest on Credit Facility	—	3,350
Credit Facility fees	6,731	6,167
Amortization of credit and term loan financing and note issuance costs	4,490	3,845
Debt extinguishment costs	8,245	—
Accretion expense on reclamation provisions	38,237	33,815
Interest on lease obligations and other interest expense (income)	5,552	(3,566)
Interest capitalized to assets under construction	(4,180)	(2,814)
Total finance costs	$91,145	$126,738

2020 Notes
LONG-TERM DEBT
Schedule of long-term debt

	Principal	Interest Rate	Maturity Date
Series A	$100,000	2.78%	4/7/2030
Series B	100,000	2.88%	4/7/2032
Total	$200,000